Long-Term Debt, Annual Principal Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
Restricted cash	$ 500,000	$ 500,000
Annual Principal Payments [Abstract]
Total long-term debt	13,450,000	11,000,000
Interest incurred on long-term debt	1,030,925	210,085
$11.0 Million Alpha Bank Facility [Member]
Long-Term Debt [Abstract]
Restricted cash	500,000	500,000
Minimum liquidity deposit per vessel	250,000
Annual Principal Payments [Abstract]
Total long-term debt	9,400,000	$ 11,000,000
Long-Term Debt (Including Related Party Debt) [Member]
Annual Principal Payments [Abstract]
2021	7,200,000
2022	2,200,000
2023	2,200,000
2024	5,200,000
2025	1,650,000
Total long-term debt	$ 18,450,000
Weighted average interest rate	5.00%	5.80%